Hartford Life Insurance Company Separate Account Seven:

333-148570	Hartford Leaders (Series IV)
Hartford Leaders Platinum
Hartford Leaders / Chase
Huntington Hartford Leaders
Hartford Leaders Select

Hartford Life and Annuity Insurance Company Separate Account Seven:
333-148561	Hartford Leaders (Series IV)

Supplement Dated May 8, 2008 to your Prospectus Dated May 1, 2008

Supplement Dated May 8, 2008 to your Prospectus

All references to the MTB Group of Funds and their related funding options in Appendix C are deleted from the prospectus.

This Supplement Should Be Retained With The Prospectus For Future Reference.

HV-6680